Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 103.20%
ASSET-BACKED SECURITIES — 3.91%**
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
6.86% 10/17/34
1,2,3
$ 70,000 $ 68,095
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
29,421 26,430
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
6.92% 10/22/34
1,2,3
70,000 68,321
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
6.42% 07/15/36
1,2,3
70,000 68,570
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
34,756 30,595
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 01/25/83
2
20,000 18,831
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
6.46% 04/26/83
2
20,000 18,528
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/25/73
2
35,000 34,149
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
6.36% 07/25/23
2
23,001 22,617
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
20,000 18,945
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
7.11% 07/26/83
2
20,000 18,509
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
5.43% 04/25/40
1,2
22,637 21,791
Total Asset-Backed Securities
(Cost $428,122) 415,381
CORPORATES — 62.19%*
Banking — 11.04%
Bank of America Corp.
2.30% 07/21/32
6
155,000 123,982
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp.
(MTN)
2.88% 10/22/30
6
$ 150,000 $ 129,048
Bank of America Corp.,
Series N
1.66% 03/11/27
6
50,000 44,925
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,6
15,000 13,402
Fifth Third Bancorp
2.55% 05/05/27 15,000 13,261
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,6
165,000 138,283
JPMorgan Chase & Co.
1.58% 04/22/27
6
240,000 215,697
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,6
45,000 39,214
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,6
15,000 14,734
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
6
40,000 38,387
6.04% 10/28/33
6
10,000 10,281
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,6
15,000 14,367
2.47% 01/11/28
3,6
15,000 13,117
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
35,000 34,815
U.S. Bancorp
4.84% 02/01/34
6
55,000 51,565
UBS Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
45,000 39,395
2.59% 09/11/25
1,3,6
20,000 19,059
3.09% 05/14/32
1,3,6
40,000 32,389
4.19% 04/01/31
1,3,6
70,000 62,341
Wells Fargo & Co.
(MTN)
3.35% 03/02/33
6
140,000 120,043
4.90% 07/25/33
6
5,000 4,799
1,173,104
Communications — 4.09%
AT&T, Inc.
2.55% 12/01/33 74,000 57,988
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 100,000 75,736
Comcast Corp.
1.95% 01/15/31 10,000 8,191
Discovery Communications LLC
3.63% 05/15/30 35,000 30,756

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Meta Platforms, Inc.
4.95% 05/15/33 $ 9,000 $ 8,995
Sprint Capital Corp.
8.75% 03/15/32 20,000 24,194
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
32,813 32,395
5.15% 03/20/28
1
57,000 56,414
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
30,000 27,882
T-Mobile USA, Inc.
2.55% 02/15/31 79,000 65,690
5.05% 07/15/33 35,000 34,438
Walt Disney Co. (The)
7.75% 01/20/24 12,000 12,133
434,812
Consumer Discretionary — 3.19%
Amcor Finance USA, Inc.
5.63% 05/26/33 15,000 14,833
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
10,000 9,678
Church & Dwight Co., Inc.
5.60% 11/15/32 35,000 37,012
Constellation Brands, Inc.
2.88% 05/01/30 30,000 26,045
Hyatt Hotels Corp.
1.80% 10/01/24 35,000 33,397
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
30,000 28,866
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
1,3
30,000 23,193
Kenvue, Inc.
4.90% 03/22/33
1
30,000 30,376
Philip Morris International, Inc.
5.75% 11/17/32 30,000 30,794
Reynolds American, Inc.
5.70% 08/15/35 50,000 47,169
WarnerMedia Holdings, Inc.
4.28% 03/15/32 65,000 57,681
339,044
Diversified REITs — 2.37%
American Assets Trust LP
3.38% 02/01/31 25,000 19,631
American Tower Corp.
2.30% 09/15/31 35,000 27,884
2.90% 01/15/30 15,000 12,978
5.65% 03/15/33 5,000 5,097
Crown Castle, Inc.
3.30% 07/01/30 25,000 22,115
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs (continued)
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 $ 4,000 $ 3,220
4.00% 01/15/30 20,000 17,424
5.30% 01/15/29 20,000 18,950
LXP Industrial Trust
2.38% 10/01/31 25,000 19,023
2.70% 09/15/30 25,000 19,997
VICI Properties LP
5.13% 05/15/32 25,000 23,430
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
50,000 48,403
Weyerhaeuser Co.
3.38% 03/09/33 15,000 12,917
251,069
Electric — 4.86%
Alliant Energy Finance LLC
1.40% 03/15/26
1
50,000 44,284
Ameren Corp.
3.50% 01/15/31 75,000 66,976
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 18,685
Arizona Public Service Co.
6.35% 12/15/32 30,000 31,845
Berkshire Hathaway Energy Co.
1.65% 05/15/31 25,000 19,406
Black Hills Corp.
4.35% 05/01/33 36,000 32,200
CenterPoint Energy Houston Electric LLC
4.95% 04/01/33 5,000 5,010
Duke Energy Corp.
2.55% 06/15/31 35,000 29,081
Eversource Energy
4.60% 07/01/27 15,000 14,658
5.13% 05/15/33 10,000 9,883
Exelon Corp.
5.30% 03/15/33 20,000 19,947
ITC Holdings Corp.
4.95% 09/22/27
1
20,000 19,764
5.40% 06/01/33
1
25,000 24,895
Jersey Central Power & Light Co.
2.75% 03/01/32
1
35,000 28,894
Metropolitan Edison Co.
4.00% 04/15/25
1
25,000 23,937
Narragansett Electric Co. (The)
3.40% 04/09/30
1
35,000 31,268
Oklahoma Gas and Electric Co.
5.40% 01/15/33 25,000 25,454
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 38,349
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 14,270

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Xcel Energy, Inc.
3.40% 06/01/30 $ 20,000 $ 17,834
516,640
Energy — 3.02%
Aker BP ASA
(Norway)
3.10% 07/15/31
1,3
35,000 28,992
CenterPoint Energy Resources Corp.
5.40% 03/01/33 25,000 25,468
Enbridge, Inc.
(Canada)
5.70% 03/08/33
3
5,000 5,070
KeySpan Gas East Corp.
5.99% 03/06/33
1
25,000 25,251
Kinder Morgan, Inc.
5.30% 12/01/34 30,000 28,909
NiSource, Inc.
5.40% 06/30/33 20,000 20,081
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
30,000 21,939
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 8,194
5.40% 06/15/33 25,000 24,961
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 30,000 29,267
Rockies Express Pipeline LLC
3.60% 05/15/25
1
20,000 19,010
4.95% 07/15/29
1
10,000 9,210
Sabine Pass Liquefaction LLC
4.50% 05/15/30 30,000 28,547
Southern Co. Gas Capital Corp.
5.15% 09/15/32 20,000 19,905
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
30,000 25,311
320,115
Finance — 7.73%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
50,000 43,414
3.88% 01/23/28
3
16,000 14,717
Air Lease Corp.
3.63% 12/01/27 26,000 23,726
4.63% 10/01/28 15,000 14,112
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
21,000 17,728
2.75% 02/21/28
1,3
10,000 8,435
4.38% 05/01/26
1,3
5,000 4,674
Cboe Global Markets, Inc.
3.00% 03/16/32 20,000 17,183
Citigroup, Inc.
2.52% 11/03/32
6
145,000 116,718
2.56% 05/01/32
6
50,000 40,848
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Discover Financial Services
6.70% 11/29/32 $ 25,000 $ 25,843
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
6
90,000 80,074
2.65% 10/21/32
6
95,000 77,468
Intercontinental Exchange, Inc.
1.85% 09/15/32 25,000 19,276
JPMorgan Chase & Co.
1.95% 02/04/32
6
110,000 87,682
Morgan Stanley
1.59% 05/04/27
6
35,000 31,343
2.48% 09/16/36
6
5,000 3,786
Morgan Stanley
(MTN)
1.79% 02/13/32
6
175,000 135,844
Nationwide Building Society
(United Kingdom)
1.50% 10/13/26
1,3
25,000 21,748
Pipeline Funding Co. LLC
7.50% 01/15/30
1
17,072 16,973
Raymond James Financial, Inc.
4.65% 04/01/30 20,000 19,525
821,117
Food — 1.59%
General Mills, Inc.
4.95% 03/29/33 35,000 34,753
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
32,000 26,467
Kellogg Co.
5.25% 03/01/33 30,000 30,178
Pilgrim's Pride Corp.
3.50% 03/01/32 60,000 47,859
Smithfield Foods, Inc.
2.63% 09/13/31
1
40,000 29,603
168,860
Health Care — 8.74%
AbbVie, Inc.
4.50% 05/14/35 30,000 28,520
Alcon Finance Corp.
2.75% 09/23/26
1
40,000 36,756
Amgen, Inc.
5.25% 03/02/33 50,000 50,074
Ascension Health,
Series B
2.53% 11/15/29 20,000 17,212
Banner Health
2.34% 01/01/30 10,000 8,515
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 14,056
Baxter International, Inc.
3.95% 04/01/30 10,000 9,234

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
$ 45,000 $ 42,710
Becton Dickinson & Co.
3.70% 06/06/27 20,000 19,027
Centene Corp.
3.00% 10/15/30 50,000 41,713
Cigna Group (The)
2.40% 03/15/30 35,000 29,759
5.40% 03/15/33 30,000 30,511
CommonSpirit Health
2.78% 10/01/30 20,000 16,843
CVS Health Corp.
3.25% 08/15/29 50,000 44,931
5.25% 02/21/33 25,000 24,918
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 35,000 30,298
Elanco Animal Health, Inc.
6.65% 08/28/28 15,000 14,592
Elevance Health, Inc.
5.50% 10/15/32 20,000 20,573
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
20,000 17,267
HCA, Inc.
3.63% 03/15/32
1
25,000 21,717
4.13% 06/15/29 65,000 60,229
Humana, Inc.
3.70% 03/23/29 10,000 9,167
Illumina, Inc.
2.55% 03/23/31 25,000 20,748
5.75% 12/13/27 15,000 15,106
Medtronic Global Holdings SCA
(Luxembourg)
4.50% 03/30/33
3
30,000 29,470
Molina Healthcare, Inc.
3.88% 11/15/30
1
30,000 25,875
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
3
50,000 49,864
Premier Health Partners,
Series G
2.91% 11/15/26 15,000 13,367
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 18,290
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 20,000 15,951
Revvity, Inc.
2.55% 03/15/31 35,000 28,797
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
25,000 21,489
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 24,301
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
$ 30,000 $ 25,044
Universal Health Services, Inc.
1.65% 09/01/26 35,000 30,738
Zoetis, Inc.
5.60% 11/16/32 20,000 20,951
928,613
Health Care REITs — 0.73%
Healthcare Reality Holdings LP
2.00% 03/15/31 30,000 23,058
3.10% 02/15/30 15,000 12,844
Healthcare Realty Holdings LP
3.88% 05/01/25 4,000 3,761
Physicians Realty LP
2.63% 11/01/31 5,000 3,898
4.30% 03/15/27 26,000 24,528
Ventas Realty LP
4.13% 01/15/26 10,000 9,571
77,660
Hotel & Resort REITs — 0.24%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 30,000 25,426
Industrial REITs — 0.04%
Rexford Industrial Realty LP
2.13% 12/01/30 5,000 3,968
Industrials — 1.68%
Amcor Finance USA, Inc.
3.63% 04/28/26 25,000 23,658
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
15,000 14,596
3.85% 12/15/25
1
10,000 9,596
Berry Global, Inc.
1.57% 01/15/26 20,000 18,061
1.65% 01/15/27 20,000 17,267
Boeing Co. (The)
4.88% 05/01/25 15,000 14,790
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
5.71% 05/05/26
2
10,000 9,973
Sealed Air Corp.
1.57% 10/15/26
1
30,000 26,169
Sonoco Products Co.
3.13% 05/01/30 25,000 21,836
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
1,3
15,000 14,264
WRKCo, Inc.
3.00% 06/15/33 10,000 8,158
178,368

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Information Technology — 2.17%
Amazon.com, Inc.
3.60% 04/13/32 $ 10,000 $ 9,330
Broadcom, Inc.
2.60% 02/15/33
1
10,000 7,802
3.42% 04/15/33
1
35,000 29,339
Fidelity National Information Services, Inc.
2.25% 03/01/31 30,000 24,030
Fiserv, Inc.
2.65% 06/01/30 20,000 17,056
Micron Technology, Inc.
2.70% 04/15/32 15,000 11,858
Netflix, Inc.
3.63% 06/15/25
1
20,000 19,285
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
17,000 17,297
Oracle Corp.
2.88% 03/25/31 70,000 59,731
6.25% 11/09/32 20,000 21,256
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 13,772
230,756
Insurance — 4.32%
Aon Corp.
2.80% 05/15/30 25,000 21,700
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 10,000 8,273
Arthur J Gallagher & Co.
5.75% 03/02/53 50,000 50,401
Athene Global Funding
1.61% 06/29/26
1
5,000 4,340
(SOFR Index plus 0.70%)
5.79% 05/24/24
1,2
30,000 29,707
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 5,000 4,407
Brown & Brown, Inc.
2.38% 03/15/31 35,000 28,308
Equitable Financial Life Global Funding
1.30% 07/12/26
1
25,000 21,817
Farmers Exchange Capital
7.05% 07/15/28
1
5,000 5,044
Farmers Insurance Exchange
4.75% 11/01/57
1,6
45,000 35,382
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 30,000 24,971
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 12,972
MMI Capital Trust I,
Series B
7.63% 12/15/27 50,000 52,415
Nationwide Mutual Insurance Co.
7.84% 12/15/24
1,6
50,000 49,961
New York Life Insurance Co.
5.88% 05/15/33
1
25,000 25,851
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Progressive Corp. (The)
3.20% 03/26/30 $ 10,000 $ 8,976
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
55,000 53,098
Willis North America, Inc.
2.95% 09/15/29 25,000 21,534
459,157
Materials — 0.45%
Georgia-Pacific LLC
2.30% 04/30/30
1
20,000 17,059
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
30,000 23,797
3.27% 11/15/40
1
10,000 7,007
47,863
Office REITs — 1.04%
Hudson Pacific Properties LP
3.95% 11/01/27 75,000 54,607
Kilroy Realty LP
2.50% 11/15/32 40,000 28,036
3.05% 02/15/30 5,000 3,917
Piedmont Operating Partnership LP
2.75% 04/01/32 35,000 23,834
110,394
Real Estate Investment Trust (REIT) — 0.61%
Crown Castle, Inc.
5.10% 05/01/33 29,000 28,603
Digital Realty Trust LP
3.60% 07/01/29 10,000 8,893
Equinix, Inc.
2.50% 05/15/31 12,000 9,782
3.20% 11/18/29 20,000 17,616
64,894
Residential REITs — 0.90%
American Homes 4 Rent LP
2.38% 07/15/31 30,000 23,994
Essex Portfolio LP
2.65% 03/15/32 10,000 8,071
Invitation Homes Operating Partnership LP
2.30% 11/15/28 45,000 38,384
Mid-America Apartments LP
1.70% 02/15/31 20,000 15,853
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 9,417
95,719
Retail — 0.63%
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
35,000 30,105
Starbucks Corp.
2.55% 11/15/30 20,000 17,071

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
Tractor Supply Co.
5.25% 05/15/33 $ 20,000 $ 19,848
67,024
Services — 0.95%
Global Payments, Inc.
5.30% 08/15/29 15,000 14,666
Moody's Corp.
4.25% 08/08/32 30,000 28,517
Northwestern University
3.69% 12/01/38 20,000 17,742
RELX Capital, Inc.
3.00% 05/22/30 30,000 26,822
Republic Services, Inc.
2.90% 07/01/26 5,000 4,688
S&P Global, Inc.
2.90% 03/01/32 10,000 8,691
101,126
Specialized REITs — 0.72%
CubeSmart LP
4.38% 02/15/29 15,000 14,076
Extra Space Storage LP
2.35% 03/15/32 10,000 7,827
3.90% 04/01/29 25,000 22,807
Life Storage LP
2.20% 10/15/30 40,000 32,049
76,759
Transportation — 1.08%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 20,515 18,223
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 27,769 23,524
Norfolk Southern Corp.
3.00% 03/15/32 15,000 12,921
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 13,274 13,298
Union Pacific Corp.
2.89% 04/06/36 20,000 15,988
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 30,000 30,585
114,539
Total Corporates
(Cost $7,268,680) 6,607,027
MORTGAGE-BACKED — 18.94%**
Non-Agency Commercial Mortgage-Backed — 1.80%
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.90% 09/10/46
6
1,789,810 138
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.09% 10/10/47
6
$ 553,923 $ 4,348
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.08% 08/10/47
6
564,709 3,756
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.22% 03/10/47
6
769,442 1,906
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.21% 06/10/47
6
1,729,487 8,135
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.98% 09/10/47
4,5,6
1,972,564 13,548
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.83% 12/15/49
6
308,896 5,337
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.45% 02/10/37
1,6
375,000 1,772
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.57% 08/10/43
1,6
2,419,511 2,489
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.09% 08/10/44
1,6
209,867 2
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.40% 08/10/46
6
2,426,915 3,251
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.17% 04/10/47
6
2,224,330 7,438
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.95% 09/15/47
6
1,772,355 9,554
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.95% 11/15/47
6
1,391,920 10,965
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.56% 11/15/43
1,6
597,694 6,866
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
1.10% 12/15/47
6
1,743,758 15,019
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.14% 04/15/48
6
651,403 7,442
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.34% 08/10/49
1,4,5,6
302,948 159
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.21% 08/15/50
6
258,017 1,364

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
7 / June 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.16% 12/15/47
6
$ 4,131,624 $ 47,587
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.74% 07/15/58
6
2,038,340 18,503
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class XA (IO)
1.11% 03/15/47
6
5,253,174 18,390
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.40% 03/15/47
6
1,169,831 3,036
191,005
Non-Agency Mortgage-Backed — 3.38%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.75%)
5.90% 01/25/36
2
100,000 96,011
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
5.29% 09/26/36
1,2
5,028 5,045
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
4.10% 04/25/34
6
5,745 5,278
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
6
19,426 2,496
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
63,291 54,156
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
6.50% 10/25/37
1,2
1,063 1,061
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.78% 02/25/35
2
36,949 33,748
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
6.05% 10/25/47
2
18,305 16,531
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
4.07% 09/25/35
6
9,010 8,525
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
5.47% 05/25/37
2
7,547 7,505
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.48%)
5.63% 06/25/37
2
69,012 61,751
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2005-A3, Class 2A1
4.19% 06/25/35
6
$ 8 $ 8
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.44%)
5.59% 02/25/36
2
3,655 3,538
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
4.85% 07/25/34
6
10,035 9,428
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
5.25% 05/25/47
2
62,976 43,107
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
5.85% 03/19/34
2
1,240 1,156
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.60%)
5.75% 04/25/34
2
10,388 9,911
359,255
U.S. Agency Commercial Mortgage-Backed — 0.31%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
6
44,597 392
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.70% 01/25/39
6
298,962 4,137
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
6
250,000 7,140
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.13% 02/16/53
6
2,095,617 6,184
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
6
480,801 5,402
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.23% 10/16/54
6
689,875 9,836
33,091
U.S. Agency Mortgage-Backed — 13.45%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
0.85% 11/25/41
2
62,838 4,183
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 18,228 16,199

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
5.00% 10/25/42
2
$ 29,456 $ 26,536
Freddie Mac Pool SD8189
2.50% 01/01/52 45,326 38,485
Freddie Mac Pool SD8199
2.00% 03/01/52 46,797 38,142
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 98,618 92,089
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 141,480 27,463
Ginnie Mae (TBA)
4.50% 07/20/53 50,000 48,256
5.00% 07/20/53 25,000 24,568
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
1.44% 10/20/33
2
172,751 10,793
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 22,417 20,731
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,237 2,084
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 18,736 17,156
UMBS (TBA)
2.50% 07/01/53 75,000 63,569
2.50% 08/01/53 25,000 21,221
3.00% 07/01/53 200,000 176,031
4.00% 07/01/53 150,000 140,754
4.50% 07/01/53 100,000 96,137
4.50% 08/01/53 125,000 120,254
5.00% 07/01/53 225,000 220,482
5.50% 07/01/53 225,000 223,989
1,429,122
Total Mortgage-Backed
(Cost $3,362,305) 2,012,473
MUNICIPAL BONDS — 4.28%*
California — 0.50%
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 20,000 16,688
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 20,000 20,788
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 15,705
53,181
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.13%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 $ 15,000 $ 13,297
Maryland — 0.11%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 11,916
Massachusetts — 0.46%
Commonwealth of Massachusetts Revenue Bonds, Series B
4.11% 07/15/31 25,000 24,307
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 15,000 11,122
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 15,000 12,936
48,365
Michigan — 0.22%
University of Michigan Revenue Bonds, Series C
3.44% 04/01/31 25,000 23,231
New York — 2.86%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,696
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 40,447
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 77,716
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
2.96% 02/15/32 25,000 21,691
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 64,392
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 51,380
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 12,578
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 11,667
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 19,781
304,348
Total Municipal Bonds
(Cost $546,580) 454,338

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
9 / June 2023
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES — 13.88%
U.S. Treasury Bonds — 0.83%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
(WI)
1.13% 01/15/33
7
$ 23,428 $ 22,461
1.25% 04/15/28
7
67,774 65,571
88,032
U.S. Treasury Notes — 13.05%
U.S. Treasury Notes
4.00% 06/30/28 230,000 228,751
4.25% 05/31/25 102,000 100,723
4.63% 06/30/25 864,000 860,085
U.S. Treasury Notes (WI)
3.38% 05/15/33 148,000 142,750
3.63% 05/31/28 55,000 53,790
1,386,099
Total U.S. Treasury Securities
(Cost $1,480,345) 1,474,131
Total Bonds — 103.20%
(Cost $13,086,032)
10,963,350
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7.48%
Money Market Funds — 2.33%
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
8
21,441 21,441
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
8
226,000 226,000
247,441
U.S. Treasury Bills — 5.15%
U.S. Treasury Bills
5.36%
9
10/03/23 150,000 148,018
5.25%
9
10/26/23 300,000 295,022
U.S. Treasury Bills (WI)
5.12%
9
08/15/23 105,000 104,355
547,395
Total Short-Term Investments
(Cost $794,863) 794,836
Total Investments - 110.68%
(Cost $13,880,895) 11,758,186
Liabilities in Excess of Other Assets - (10.68)% (1,134,675)
Net Assets - 100.00% $ 10,623,511
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $44,302, which is 0.42% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Inflation protected security. Principal amount reflects original security face amount.
8
Represents the current yield as of June 30, 2023.
9
Represents annualized yield at date of purchase.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 10
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 20 09/29/23 $ 4,066,875 $ (58,568) $ (58,568)
U.S. Treasury Five-Year Note 7 09/29/23 749,656 (14,875) (14,875)
4,816,531 (73,443) (73,443)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 11 09/20/23 (1,302,813) 13,349 13,349
U.S. Treasury Ultra Bond 1 09/20/23 (136,219) (1,488) (1,488)
(1,439,032) 11,861 11,861
TOTAL FUTURES CONTRACTS $ 3,377,499 $ (61,582) $ (61,582)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual $ 16 $ 423 $ — $ 423
Interest Rate Swap
1
09/20/53
USD-SOFR-
COMPOUND Annual 3.00% Annual 52 1,373 — 1,373
TOTAL SWAPS CONTRACTS $ 68 $ 1,796 $ — $ 1,796
1
Centrally cleared.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
11 / June 2023
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 247,441 $ — $ — $ 247,441
U.S. Treasury Bills 547,395 — — 547,395
Long-Term Investments:
Asset-Backed Securities — 384,786 30,595 415,381
Corporates — 6,607,027 — 6,607,027
Mortgage-Backed Securities — 1,998,766 13,707 2,012,473
Municipal Bonds — 454,338 — 454,338
U.S. Treasury Securities 1,386,099 88,032 — 1,474,131
Other Financial Instruments
*
Assets:
Interest rate contracts 13,349 1,796 — 15,145
Liabilities:
Interest rate contracts (74,931) — — (74,931)
Total $ 2,119,353 $ 9,534,745 $ 44,302 $ 11,698,400
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Investment Grade Credit Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
13 / June 2023
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 31,899 $ 17,682 $ 49,581
Accrued discounts/premiums — (1,057) (1,057)
Realized gain (loss) — — —
Change in unrealized (depreciation)* (723) (2,918) (3,641)
Purchases — — —
Sales (581) — (581)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2023
$ 30,595 $ 13,707 $ 44,302
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2023 was $(3,641) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2023.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2023, are as follows:
INVESTMENT GRADE CREDIT
FUND
FAIR VALUE AT
6/30/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $30,595 Broker Quote Offered Quote $88.03 $88.03 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $13,707 Third-Party Vendor Vendor Prices $0.05 - $0.69 $0.68 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.